UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – May 31, 2013

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2013

Vanguard New York Tax-Exempt Funds

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

> After generally strong performance since early 2011, municipal bonds lost ground in the six months ended May 31, 2013.

> Vanguard New York Long-Term Tax-Exempt Fund returned about –2% for the period, lagging its benchmark and the average return of New York peer funds.

> With short-term interest rates still anchored near zero by Federal Reserve policy, Vanguard New York Tax-Exempt Money Market Fund returned 0.01%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	11
New York Long-Term Tax-Exempt Fund.	28
About Your Fund’s Expenses.	63
Trustees Approve Advisory Arrangement.	65
Glossary.	66

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2013
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money Market Fund	0.01%	0.02%	0.01%	0.00%	0.01%
New York Tax-Exempt Money Market Funds Average					0.00
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	1.97%	3.82%	1.62%	-3.41%	-1.79%
Admiral™ Shares	2.05	3.97	1.66	-3.41	-1.75
Barclays NY Municipal Bond Index					-1.39
New York Municipal Debt Funds Average					-1.62
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2012, Through May 31, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$12.03	$11.62	$0.195	$0.000
Admiral Shares	12.03	11.62	0.200	0.000

Chairman’s Letter

Dear Shareholder,

Bond market returns were disappointing in the six months ended May 31, 2013. Gains early in 2013 were bookended by sell-offs in December and May. Questions about when the Federal Reserve might scale back its stimulative bond-buying led interest rates to climb in the period’s closing weeks, making it the worst May for municipal bonds in more than two decades.

Against this backdrop, Vanguard New York Long-Term Tax Exempt Fund returned –1.79% for Investor Shares and –1.75% for Admiral Shares for the six months. Rising interest rates pushed bond prices down, producing a –3.41% capital return for Investor Shares that was only partly offset by a 1.62% return from interest income.

The Long-Term Fund’s results lagged the –1.39% return of its benchmark index and the –1.62% average return of New York tax-exempt funds. The somewhat longer maturity of the fund’s holdings weighed on six-month performance relative to the benchmark. It’s worth noting that similar positioning served shareholders well during the 2012 fiscal year, when interest rates fell.

The New York Tax-Exempt Money Market Fund returned 0.01% for the period, reflecting the Fed’s four-year-old policy of holding the shortest-term interest rates near zero.

As municipal bond prices fell, yields rose. (Bond yields and prices move in opposite directions.) The 30-day SEC yield for Investor Shares of the Long-Term Fund increased from 1.70% on November 30, 2012, to 1.97% on May 31, 2013. The Money Market Fund’s 7-day SEC yield was almost unchanged at 0.01%.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Bond returns retreated as yields jumped in May
Bonds, which had clung to a modestly positive return over the previous few months, dipped into negative territory in May. Rising home prices contributed to the sell-off. Comments by Fed Chairman Ben Bernanke also disconcerted investors; he told Congress that the central bank might decide in coming months to curtail its massive bond-buying program.

Both the broad U.S. taxable bond market and the broad municipal market declined 1.1% for the six months ended May 31. The yield on the 10-year Treasury note

Market Barometer
			Total Returns
		Periods Ended May 31, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	-1.05%	0.91%	5.50%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.09	3.05	5.70
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.25

Stocks
Russell 1000 Index (Large-caps)	16.68%	27.62%	5.57%
Russell 2000 Index (Small-caps)	20.60	31.07	7.15
Russell 3000 Index (Broad U.S. market)	16.97	27.88	5.69
MSCI All Country World Index ex USA (International)	8.11	25.79	-1.62

CPI
Consumer Price Index	1.18%	1.36%	1.46%

closed the period at 2.11%, low by historical measures but considerably higher than the 1.67% yield at which it finished in April.

Stocks were strong globally, but Japan’s market turned volatile
Stocks worldwide performed robustly over the half year despite giving back some gains in the period’s final weeks. The overall return was about 12%. U.S. stocks, spared some of the international turbulence, increased nearly 17% as the economy kept slowly improving.

Developed-market stocks in the Pacific region returned about 14% and those in Europe about 10%, while emerging-market stocks crept up about 1%. Although Japanese stocks climbed more than 20% for the period, they sank by more than 5% in May as Prime Minister Shinzo Abe’s economic recovery plan hit some unexpected bumps.

Joe Davis, Vanguard’s chief economist, recently noted that stimulative central bank policies in the United States, Japan, and Europe have affected financial markets substantially and “boosted investor psychology and business psychology to some extent.” Central banks have engaged in bond-buying on a massive scale to hold down long-term interest rates and thus encourage business and consumer borrowing. Joe did voice concern that “the sheer size” of central bank actions may be distorting investors’ decisions and leading some to take undue risk.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money Market
Fund	0.16%	—	0.24%
New York Long-Term Tax-Exempt Fund	0.20	0.12%	0.99

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.14%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2012.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term Tax-Exempt Fund, New York Municipal Debt Funds.

Although challenges continue, state and local finances improved
Despite some well-publicized exceptions, such as in Detroit and Illinois (now the state with the lowest credit rating on its general obligation bonds), the finances of many state and local governments have continued to improve. This has been largely true in your state as well. New York City, the state’s main economic engine, received boosts from Wall Street’s recovery and strong tourism, though some upstate areas still struggled. Overall, the state’s unemployment rate was 7.6% (preliminary) in May 2013, the lowest level in four years but a bit above the national average.

Another positive indicator was New York’s total state tax revenues, which increased more than 8% in the first calendar quarter of 2013 compared with the same period in 2012 (based on preliminary estimates from the Nelson A. Rockefeller Institute of Government). New York’s state tax collections have now exceeded their prerecession peak, adjusted for inflation.

In March, the New York State Assembly approved a budget for the fiscal year beginning April 1—marking the first time in nearly 30 years that the legislature has passed three consecutive on-time budgets. As in many states, New York lawmakers appear cautious about budgeting for increased spending and hiring given uncertainty about federal fiscal policy and the sequester’s effect on the state.

Evidence of fiscal restraint can also be seen in municipal bond financing trends. For the first five months of 2013, the total dollar volume of tax-exempt bonds sold by New York issuers was almost 30% below year-ago levels.

Nationwide, as in New York, the municipal bond supply remained relatively light, and munis performed well after Congress addressed some of the “fiscal cliff” uncertainty at the turn of the new year. Even as new highs in the stock market lured some investors away, demand for municipal bonds was healthy—especially because their yields, given their federal tax exemption, were attractive compared with those of similar-maturity U.S. Treasury securities. But municipals were affected like other bonds when interest rates increased in May.

For the six months, the New York Long-Term Tax-Exempt Fund fell behind its benchmark and the average return of peer funds. As rates rose, the intermediate-maturity bonds favored by the advisor underperformed. The advisor also continued to prefer securities with higher credit ratings, which lagged lower-quality bonds as investors pursued higher yields.

Please note that after the close of the period, Mathew Kiselak and Adam Ferguson assumed day-to-day responsibility for the Long-Term Tax-Exempt Fund, replacing Michael Kobs.

Bonds remain a key element of a diversified portfolio
The bond market enjoyed decades of robust returns against a backdrop of falling interest rates, tame inflation, and, at times, investors’ search for a safe harbor from stock market volatility.

But those hoping to see this happen again are likely to be disappointed. Although yields have ticked up of late, they are still not far off historical lows. This doesn’t just mean that bonds are generating modest income; it also means that there’s little room for them to appreciate in price, given that yields and prices move in opposite

Investment insight

What might tax-exempt bonds return in the future?
It’s often said that a bond’s current yield to maturity—its rate of return if held until the bond matures—is a good indicator of the total return you will realize on the bond.
The chart below compares the historical yields of municipal bonds nationwide (the dotted line) with their average total return over the succeeding ten years (the solid line) to show how closely they’ve tracked each other in the past. (In other words, the data point on the solid line for December 31, 2002, represents the average annual return for the ten years ended December 31, 2012.) At the close of the period, municipal bond yields hovered near historical lows, suggesting that future returns will be much more modest than those earned in recent years.

directions. And if interest rates rise substantially, bonds may well deliver more negative returns—as many did in the last six months.

Although reducing your bond allocation and waiting in the wings might seem prudent, there are good reasons to think twice before making any abrupt shifts in your portfolio. Research has shown that trying to time the markets—in this case, to make the right calls on when to get out of bonds and when to get back into them—doesn’t often work out well.

Keep in mind, too, that reducing the amount of bonds in an otherwise well-balanced portfolio inevitably increases your volatility risk. That’s because the bond component of a portfolio plays an essential role in helping to cushion the impact of volatility in the stock component, especially during steep downturns in the equity market.

That point was made in a recent Vanguard research paper examining the impact of low bond returns on a balanced portfolio. “The diversification benefits of bonds in a stock/bond portfolio will likely persist,” authors Francis Kinniry and Brian Scott wrote. “This feature, more than projected returns, justifies a strategic allocation to bonds.” (You can find the full report, Reducing Bonds? Proceed With Caution, at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 14, 2013

Advisor’s Report

For the six months ended May 31, 2013, Vanguard New York Tax-Exempt Money Market Fund returned 0.01%, compared with the average 0.00% return of peer-group funds. Vanguard New York Long-Term Tax-Exempt Fund returned –1.79% for Investor Shares and –1.75% for Admiral Shares. The Long-Term Fund lagged its benchmark, the Barclays New York Municipal Bond Index, which returned –1.39%. The fund also lagged the –1.62% average return of its peers.

The investment environment
The fiscal half year was difficult for the municipal bond market, primarily because of investor skittishness at the start and end of the period. In late May, Federal Reserve Chairman Ben Bernanke told Congress that the Fed might decide in the coming months to scale back its stimulative program of buying $85 billion a month of U.S. Treasury bonds and mortgage-backed securities.

Although the chairman’s brief remark was ambiguous—no specific timetable, amounts, targets, or economic trigger points were mentioned—Treasury and other taxable bond markets reacted negatively, and municipal bonds followed suit. In the municipal market, yields, especially those of longer-term bonds, rose sharply. Bond prices, which move inversely to changes in yields, fell substantially. The downdraft was surprising because May has historically been a good month for municipal bonds given seasonal supply-and-demand factors. [Shortly after our reporting period ended, Mr. Bernanke

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2012	2013
2 years	0.30%	0.29%
5 years	0.64	0.94
10 years	1.47	2.09
30 years	2.47	3.24
Source: Vanguard

was more expansive. He said that the Fed could start scaling back bond purchases later in 2013, possibly ending the program by mid-2014.]

This time, May mirrored December, when investors were unnerved by the potential economic consequences associated with the “fiscal cliff” negotiations and by a proposal to curb the federal tax exemption on municipal bond income. Municipal bond returns recovered somewhat, despite some March volatility, only to run into the May jitters.

The Fed’s bond actions have aimed to reduce the yields of longer- and intermediate-term bonds. Its parallel policy for short-term interest rates, in place since December 2008, has maintained a target for the federal funds rate between 0% and 0.25%. This, of course, is why the yields of Vanguard New York Tax-Exempt Money Market Fund and other money market funds remain suppressed. The central bank is expected to keep short-term rates at ultralow levels until the stubbornly high unemployment rate falls significantly.

In light of those policies, yield-starved investors had been willing to take on more risk. That included buying bonds with longer maturities, especially those that are callable, and bonds of lower credit quality. May’s plummet in prices, and increases in yield, affected longer-maturity bonds the most because of their greater sensitivity to rate increases. Bonds of lower credit quality continued to outperform higher-quality ones, producing positive—though not stellar—returns during the half year.

For bond issuers, low interest rates are a different story. Such rates have enabled state and local governments to refinance outstanding higher-cost debt and reduce the debt-service burden on stressed budgets, though there are signs that this tactic may be running its course. Low interest rates also make the financing of new projects less costly. New York and other issuers, however, have been approaching these “new money” bonds cautiously because they are still shoring up their finances in the wake of the Great Recession. State and local governments typically recover from recessions with a lag, and this latest slump was unusually severe.

Even so, a recovery is proceeding. One gauge is the Philadelphia Federal Reserve Bank’s index of coincident economic indicators. For each state, the index incorporates payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary disbursements. From the recession’s trough, the index for New York State has risen slightly faster than the nation as a whole.

Management of the funds
In an effort to capture interest income for the New York Long-Term Tax-Exempt Fund at a time of protracted low rates, we have been emphasizing bonds with maturities of 10 to 20 years, a strategy that has helped for some time. This worked against the fund during the reporting period, though, because yields rose the most for longer-maturity bonds. The overweighting of longer-term bonds was accompanied by an underweighting of bonds with maturities under 5 years. Some of the latter bonds experienced smaller yield increases (and smaller price declines).

In New York, overall bond issuance has declined significantly. This has made it challenging to maintain a diversified New York fund portfolio, though we succeeded. Our purchases during the half year included new issues sold by New York City, the Metropolitan Transportation Authority, and the Triborough Bridge Authority.

As you would expect, the Fed’s tight lid on short-term interest rates presented yet another challenge for the Money Market Fund. Nevertheless, we were able to improve returns using several relative value and income strategies involving credit sectors, security selection, and structural opportunities.

A look ahead
As the economy improves and the Fed eventually tapers off its bond-buying program, we expect interest rates to become more volatile. Investors are likely to keep reaching for yield, especially if short-term rates remain near zero. We expect lower-quality bonds to continue to outperform but ultimately to become overvalued; accordingly, we plan to gradually reduce our exposure to them.

We still favor sectors, such as health care, that provide relative value opportunities. Even if today’s low yields persist, we are confident that our deep bench of analysts, traders, and portfolio managers can keep adding value to the funds.

Michael G. Kobs, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 19, 2013

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2013

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	33 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 28, 2013, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratio was 0.14%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2003	0.89%	0.53%
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.10	0.01
2011	0.06	0.04
2012	0.03	0.00
2013	0.01	0.00

7-day SEC yield (5/31/2013): 0.01% New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.03%	0.39%	1.34%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
New York (100.5%)
Albany County NY BAN	1.000%	8/15/13	22,800	22,834
Albany NY Industrial Development Agency
Civic Facility Revenue (CHF Holland
Suites LLC Project) VRDO	0.140%	6/7/13 LOC	10,985	10,985
1 BlackRock MuniHoldings New York
Quality Fund, Inc. VRDP VRDO	0.330%	6/7/13 LOC	65,000	65,000
Brookhaven NY GO	1.000%	9/15/13	4,673	4,683
Columbia County NY Capital Resource
Corp. Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.130%	6/7/13 LOC	4,900	4,900
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.130%	6/7/13 LOC	4,765	4,765
Commack NY Union Free School District TAN	1.000%	6/27/13	31,000	31,017
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley
Hospital) VRDO	0.130%	6/7/13 LOC	4,325	4,325
Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	23,100	23,128
Erie County NY Industrial Development
Agency School Facility Revenue	5.750%	5/1/14 (Prere.)	13,120	13,785
Erie County NY Industrial Development Agency
School Facility Revenue	5.750%	5/1/14 (Prere.)	14,720	15,467
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	9,620	10,107
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.140%	6/7/13	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the Seneca
Project) VRDO	0.140%	6/7/13 LOC	5,675	5,675
Half Hollow Hills NY Central School District TAN	1.000%	6/27/13	43,000	43,024
Hauppauge NY Union Free School District TAN	1.000%	6/21/13	23,000	23,010
Islip NY BAN	1.000%	9/11/13	9,170	9,191
Jericho NY Union Free School District TAN	1.000%	6/21/13	12,000	12,005

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.080%	6/3/13 (13)	17,530	17,530
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.120%	6/7/13 LOC	30,265	30,265
Long Island NY Power Authority Electric System
Revenue VRDO	0.070%	6/3/13 LOC	17,000	17,000
Long Island NY Power Authority Revenue	5.000%	9/1/13 (Prere.)	1,500	1,518
Massapequa NY Union Free School District GO	2.000%	6/1/13	2,755	2,755
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.140%	6/7/13 LOC	3,700	3,700
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.140%	6/7/13 LOC	5,955	5,955
Nassau County NY Interim Finance Authority
Revenue	5.000%	11/15/13 (Prere.)	5,720	5,844
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	6/7/13	1,700	1,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	6/7/13	2,000	2,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	6/7/13	22,200	22,200
New York City NY GO	5.500%	6/1/13 (Prere.)	7,560	7,560
New York City NY GO	2.500%	8/1/13	5,000	5,019
New York City NY GO	4.000%	8/1/13	3,000	3,019
New York City NY GO	5.000%	8/1/13	1,000	1,008
New York City NY GO	5.000%	8/1/13	1,000	1,008
New York City NY GO	5.000%	8/1/13 (ETM)	215	217
New York City NY GO	5.000%	8/1/13	1,430	1,441
New York City NY GO	5.000%	9/1/13 (ETM)	2,985	3,020
1 New York City NY GO TOB VRDO	0.130%	6/7/13	6,400	6,400
New York City NY GO VRDO	0.070%	6/3/13	7,620	7,620
New York City NY GO VRDO	0.070%	6/3/13	6,000	6,000
New York City NY GO VRDO	0.070%	6/3/13	9,625	9,625
New York City NY GO VRDO	0.070%	6/3/13	8,200	8,200
New York City NY GO VRDO	0.070%	6/3/13	6,200	6,200
New York City NY GO VRDO	0.070%	6/3/13	8,350	8,350
New York City NY GO VRDO	0.140%	6/3/13 LOC	5,500	5,500
New York City NY GO VRDO	0.090%	6/7/13 LOC	19,440	19,440
New York City NY GO VRDO	0.100%	6/7/13 LOC	4,450	4,450
New York City NY GO VRDO	0.140%	6/7/13 LOC	7,000	7,000
New York City NY GO VRDO	0.140%	6/7/13 LOC	15,000	15,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.100%	6/7/13 LOC	35,770	35,770
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.130%	6/7/13 LOC	10,000	10,000
New York City NY Housing Development
Corp. Multi-Family Housing Revenue PUT	0.250%	6/28/13	6,640	6,640
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	6/3/13	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.140%	6/7/13	2,270	2,270
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	6/7/13	5,215	5,215

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	6/7/13	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.100%	6/7/13 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.120%	6/7/13 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(First Avenue Development) VRDO	0.120%	6/7/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.120%	6/7/13 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(100 Jane Street) VRDO	0.120%	6/7/13 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.130%	6/7/13	19,100	19,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.130%	6/7/13 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.120%	6/7/13 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Ocean Gate Development) VRDO	0.120%	6/7/13 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.120%	6/7/13 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(River East Apartments) VRDO	0.120%	6/7/13 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Royal Charter Properties) VRDO	0.100%	6/7/13 LOC	3,000	3,000
New York City NY Industrial Development
Agency Civic Facility Revenue
(Mercy College Project) VRDO	0.120%	6/7/13 LOC	11,480	11,480
New York City NY Industrial Development
Agency Civic Facility Revenue
(MSMC Realty Corp. Project) VRDO	0.110%	6/7/13 LOC	2,790	2,790
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project) VRDO	0.130%	6/7/13 LOC	9,125	9,125
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.110%	6/7/13 LOC	7,565	7,565
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.875%	6/15/13 (ETM)	1,125	1,127
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.170%	6/20/13	20,000	20,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB PUT	0.370%	12/6/13	17,900	17,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	6/7/13	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	6/7/13	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	6/7/13	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.130%	6/7/13	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.070%	6/3/13	7,800	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	6/3/13	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	6/7/13	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.120%	6/7/13	10,000	10,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.120%	6/7/13	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.120%	6/7/13 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	4,000	4,032
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	12,160	12,256
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/13	4,085	4,150
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	6/7/13	24,300	24,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.130%	6/7/13	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.130%	6/7/13	4,930	4,930
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.130%	6/7/13	2,800	2,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.110%	6/7/13	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	6/7/13	14,700	14,700
New York City NY Transitional Finance Authority
Revenue	5.250%	8/1/13 (Prere.)	2,810	2,834
New York City NY Transitional Finance Authority
Revenue VRDO	0.080%	6/3/13	3,600	3,600
New York City NY Transitional Finance Authority
Revenue VRDO	0.090%	6/3/13	3,000	3,000
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.120%	6/7/13 LOC	7,665	7,665

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.100%	6/7/13 LOC	6,600	6,600
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.080%	6/3/13 LOC	1,460	1,460
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.) VRDO	0.130%	6/7/13 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.120%	6/7/13	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.120%	6/7/13	59,460	59,460
1 New York GO TOB PUT	0.270%	6/13/13	14,705	14,705
New York GO TOB VRDO	0.120%	6/7/13	4,000	4,000
New York Liberty Development Corp.
Revenue (Greenwich LLC) VRDO	0.140%	6/7/13 LOC	16,000	16,000
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	44,200	44,200
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	29,500	29,500
1 New York Liberty Development Corp. Revenue
TOB PUT	0.220%	8/1/13	7,175	7,175
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.120%	6/7/13 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	6/7/13 LOC	23,090	23,090
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	6/7/13 LOC	24,800	24,800
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.375%	7/1/13 (Prere.)	1,500	1,506
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.140%	6/7/13	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.150%	6/4/13 LOC	25,500	25,500
New York Metropolitan Transportation Authority
Revenue CP	0.150%	6/6/13 LOC	8,500	8,500
New York Metropolitan Transportation Authority
Revenue CP	0.160%	6/25/13 LOC	25,000	25,000
New York Metropolitan Transportation Authority
Revenue CP	0.180%	7/11/13 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.130%	6/7/13 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.100%	6/7/13 LOC	27,525	27,525
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/13	1,000	1,004
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.140%	6/7/13 LOC	9,800	9,800
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.130%	6/7/13 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.130%	6/7/13 LOC	4,080	4,080

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.130%	6/7/13 LOC	14,200	14,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.130%	6/7/13 LOC	6,525	6,525
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/13 (Prere.)	1,000	1,004
New York State Dormitory Authority Revenue
(Columbia University) CP	0.140%	7/1/13	12,800	12,800
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.120%	6/7/13	9,280	9,280
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.080%	6/7/13	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.160%	6/6/13	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.130%	6/7/13	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.110%	6/7/13	2,775	2,775
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.140%	6/7/13 LOC	4,425	4,425
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.130%	6/7/13	7,860	7,860
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
TOB VRDO	0.180%	6/7/13	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.110%	6/7/13 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)
VRDO	0.110%	6/7/13 LOC	66,315	66,315
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.110%	6/7/13 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.100%	6/7/13 LOC	13,515	13,515
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.100%	6/7/13 LOC	14,825	14,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	2.500%	8/15/13	26,795	26,922
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.500%	3/15/14	1,000	1,026
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	1,200	1,245
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB PUT	0.300%	8/7/13	17,325	17,325
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	6/7/13	8,775	8,775
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	6/7/13	6,800	6,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	6/7/13	15,200	15,200
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.120%	6/7/13	1,900	1,900

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.100%	6/7/13 LOC	16,000	16,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities)
TOB VRDO	0.120%	6/7/13 LOC	10,210	10,210
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.110%	6/7/13 LOC	8,400	8,400
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.130%	6/7/13	4,570	4,570
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.140%	6/7/13	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/13	1,150	1,152
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.140%	6/7/13	3,645	3,645
New York State GO	5.000%	9/1/13	1,000	1,012
New York State GO	3.000%	2/1/14	25,000	25,466
New York State GO	5.000%	2/15/14	1,300	1,344
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	6/7/13 LOC	30,620	30,620
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.130%	6/7/13 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.110%	6/7/13 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.120%	6/7/13 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	6/7/13 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.120%	6/7/13 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.120%	6/7/13 LOC	45,000	45,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.110%	6/7/13 LOC	10,800	10,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.090%	6/3/13	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.090%	6/3/13	15,400	15,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.090%	6/3/13	10,080	10,080
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.100%	6/3/13	6,200	6,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.120%	6/7/13	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.140%	6/7/13	8,500	8,500
New York State Power Authority Revenue CP	0.170%	6/13/13	11,130	11,130
New York State Power Authority Revenue CP	0.170%	7/12/13	5,280	5,280
New York State Power Authority Revenue PUT	0.170%	9/3/13	8,835	8,835
New York State Power Authority Revenue PUT	0.170%	9/3/13	22,600	22,600

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.140%	6/7/13	12,555	12,555
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.140%	6/7/13	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	6/7/13 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	6/7/13 LOC	24,000	24,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	6/7/13	19,070	19,070
North Hempstead NY BAN	0.750%	10/4/13	25,529	25,572
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.200%	6/7/13 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal
Income Fund VRDP VRDO	0.200%	6/7/13 LOC	21,000	21,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.140%	6/7/13 LOC	5,415	5,415
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.140%	6/7/13 LOC	8,175	8,175
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse Home
Association Project) VRDO	0.130%	6/7/13 LOC	5,830	5,830
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.110%	6/7/13 LOC	5,940	5,940
Port Authority of New York & New Jersey
Revenue CP	0.170%	8/7/13	4,610	4,610
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	6/7/13	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.170%	6/7/13	6,500	6,500
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project) VRDO	0.120%	6/7/13 LOC	6,005	6,005
Southampton NY Union Free School District TAN	1.000%	6/20/13	14,000	14,006
1 Suffolk County NY GO TOB VRDO	0.110%	6/7/13	5,100	5,100
1 Suffolk County NY GO TOB VRDO	0.140%	6/7/13	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony’s
High School) VRDO	0.110%	6/7/13 LOC	9,800	9,800
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.090%	6/7/13	3,340	3,340
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Cornell University) VRDO	0.090%	6/7/13	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Ithaca College) VRDO	0.140%	6/7/13 LOC	26,600	26,600
Tompkins County NY Industrial Development
Agency Civic Facility Revenue
(Ithaca College) VRDO	0.140%	6/7/13 LOC	17,500	17,500

New York Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Triborough Bridge & Tunnel Authority
	New York Revenue	5.000%	11/15/13 (Prere.)	2,510	2,564
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.130%	6/7/13	10,025	10,025
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.130%	6/7/13	4,950	4,950
1	Triborough Bridge & Tunnel Authority
	New York Revenue TOB VRDO	0.140%	6/7/13	2,660	2,660
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.070%	6/3/13 LOC	10,400	10,400
	Triborough Bridge & Tunnel Authority
	New York Revenue VRDO	0.110%	6/7/13 LOC	4,840	4,840
	Westchester County NY GO	3.000%	6/1/13	1,250	1,250
	Yorktown NY Central School District BAN	1.000%	7/25/13	4,808	4,813
					2,542,540
Total Tax-Exempt Municipal Bonds (Cost $2,542,540)					2,542,540
Other Assets and Liabilities (-0.5%)
Other Assets					15,159
Liabilities					(28,332)
					(13,173)
Net Assets (100%)
Applicable to 2,529,172,255 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					2,529,367
Net Asset Value Per Share					$1.00

At May 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,529,365
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2
Net Assets	2,529,367

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $547,040,000, representing 21.6% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	2,093
Total Income	2,093
Expenses
The Vanguard Group—Note B
Investment Advisory Services	314
Management and Administrative	1,365
Marketing and Distribution	384
Custodian Fees	17
Shareholders’ Reports	6
Trustees’ Fees and Expenses	2
Total Expenses	2,088
Expense Reduction–Note B	(245)
Net Expenses	1,843
Net Investment Income	250
Realized Net Gain (Loss) on Investment Securities Sold	1
Net Increase (Decrease) in Net Assets Resulting from Operations	251

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	250	907
Realized Net Gain (Loss)	1	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	251	906
Distributions
Net Investment Income	(250)	(907)
Realized Capital Gain	—	—
Total Distributions	(250)	(907)
Capital Share Transactions (at $1.00)
Issued	933,973	1,470,519
Issued in Lieu of Cash Distributions	245	886
Redeemed	(1,042,595)	(1,679,940)
Net Increase (Decrease) from Capital Share Transactions	(108,377)	(208,535)
Total Increase (Decrease)	(108,376)	(208,536)
Net Assets
Beginning of Period	2,637,743	2,846,279
End of Period	2,529,367	2,637,743

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0001	. 0003	. 001	. 001	. 004	. 023
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	. 0001	. 0003	. 001	. 001	. 004	. 023
Distributions
Dividends from Net Investment Income	(. 0001)	(. 0003)	(. 001)	(. 001)	(. 004)	(. 023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 0001)	(. 0003)	(. 001)	(. 001)	(. 004)	(. 023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.06%	0.10%	0.36%	2.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,529	$2,638	$2,846	$3,295	$3,917	$4,811
Ratio of Expenses to
Average Net Assets	0.14%[2]	0.15%[2]	0.16%[2]	0.17%	0.17%[3]	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.03%	0.06%	0.10%	0.37%	2.29%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011.
See Note B in Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $313,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2013, Vanguard’s expenses were reduced by $245,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Tax-Exempt Money Market Fund

At May 31, 2013, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2013

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VNYTX		VNYUX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	1.97%		2.05%

Financial Attributes

		Barclays
		NY
		Muni	Barclays
		Bond	Municipal
	Fund	Index	Bond Index
Number of Bonds	626	5,933	46,973
Yield to Maturity
(before expenses)	2.3%	2.2%	2.3%
Average Coupon	4.6%	4.9%	4.9%
Average Duration	6.4 years	7.0 years	7.1 years
Average Effective
Maturity	6.1 years	5.7 years	6.0 years
Short-Term
Reserves	6.9%	—	—

Volatility Measures
		Barclays
	Barclays NY	Municipal
	Muni Bond	Bond
	Index	Index
R-Squared	0.98	0.98
Beta	1.08	1.01
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year		8.1%
1 - 3 Years		12.1
3 - 5 Years		18.1
5 - 10 Years		55.9
10 - 20 Years		2.7
20 - 30 Years		2.9
Over 30 Years		0.2

Distribution by Credit Quality (% of portfolio)
AAA		19.9%
AA		48.4
A		26.8
BBB		3.7
BB		0.1
B		0.7
Not Rated		0.4

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2013, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2002, Through May 31, 2013
				Barclays NY
				Muni Bond
			Investor Shares
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2003	4.42%	2.78%	7.20%	6.81%
2004	4.29	-0.81	3.48	3.84
2005	4.27	-1.24	3.03	3.59
2006	4.51	2.17	6.68	6.02
2007	4.33	-2.76	1.57	2.89
2008	4.03	-8.66	-4.63	-3.17
2009	4.57	8.69	13.26	14.51
2010	3.93	0.27	4.20	4.60
2011	3.96	1.81	5.77	6.04
2012	3.77	7.03	10.80	9.38
2013	1.62	-3.41	-1.79	-1.39
Note: For 2013, performance data reflect the six months ended May 31, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	5.69%	5.61%	4.16%	0.34%	4.50%
Admiral Shares	5/14/2001	5.77	5.69	4.23	0.34	4.57

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
New York (99.7%)
Albany NY Industrial Development Agency
Civic Facility Revenue
(St. Peter’s Hospital Project)	5.250%	11/15/27	5,000	5,445
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,849
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,849
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,896
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,676
Albany NY Industrial Development Agency
Civic Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,805
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,702
Amherst NY Development Corp.
Student Housing Facility Revenue	5.000%	10/1/45	3,800	4,072
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,075	10,580
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	10,494
Broome County NY Public Safety Facility
Project COP	5.250%	4/1/15 (ETM)	765	768
1 Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,119
1 Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,111

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Erie County NY GO	5.000%	4/1/19	1,415	1,656
Erie County NY GO	5.000%	4/1/20	1,540	1,816
Erie County NY GO	5.000%	4/1/21	1,645	1,942
Erie County NY GO	5.000%	4/1/22	1,630	1,933
Erie County NY GO	5.000%	4/1/23	1,000	1,176
Erie County NY GO	5.000%	4/1/24	750	872
Erie County NY GO	5.000%	4/1/25	560	645
Erie County NY GO	5.000%	4/1/26	700	800
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	3,510	3,687
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	5,000	5,252
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/14 (Prere.)	4,500	4,727
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/22	3,500	4,240
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/23	6,500	7,771
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,000	7,013
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/25	3,695	4,321
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/26	2,115	2,452
2 Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)
TOB VRDO	0.140%	6/7/13	2,900	2,900
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	834
Freeport NY GO	5.000%	1/15/21	2,175	2,526
Freeport NY GO	5.000%	1/15/22	2,265	2,630
Freeport NY GO	5.000%	1/15/23	2,335	2,681
Freeport NY GO	5.000%	1/15/24	2,540	2,908
Geneva NY Industrial Development
Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.140%	6/7/13 LOC	2,580	2,580
Hempstead NY GO	4.000%	8/15/13	1,000	1,008
Hempstead NY GO	5.000%	1/15/14	1,740	1,794
Hempstead NY GO	3.000%	4/15/14	5,155	5,287
Hempstead NY GO	5.000%	1/15/15	1,000	1,078
Hempstead NY Industrial Development
Agency Civic Facility Revenue
(Hofstra University)	5.250%	7/1/17	2,360	2,368
Hempstead NY Industrial Development
Agency Civic Facility Revenue
(Hofstra University)	5.250%	7/1/19	3,200	3,211

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/20	950	1,105
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,444
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,817
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,453
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,365	2,534
Hudson Yards Infrastructure Corp.
New York Revenue	4.500%	2/15/47 (14)	9,000	9,171
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47 (3)	10,000	10,455
Hudson Yards Infrastructure Corp.
New York Revenue	5.000%	2/15/47	18,100	18,924
Hudson Yards Infrastructure Corp.
New York Revenue	5.250%	2/15/47	5,000	5,490
Hudson Yards Infrastructure Corp.
New York Revenue	5.750%	2/15/47	10,000	11,535
Long Island NY Power Authority
Electric System Revenue	5.250%	4/1/19	15,000	17,694
Long Island NY Power Authority
Electric System Revenue	5.250%	12/1/20 (14)	7,500	8,307
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/23 (14)	4,760	5,199
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/24 (4)	19,830	14,334
Long Island NY Power Authority
Electric System Revenue	0.000%	6/1/27 (4)	15,905	9,826
Long Island NY Power Authority
Electric System Revenue	6.250%	4/1/33	2,000	2,419
Long Island NY Power Authority
Electric System Revenue	5.000%	9/1/37	7,200	7,786
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/38	1,000	1,074
Long Island NY Power Authority
Electric System Revenue VRDO	0.070%	6/3/13 LOC	3,200	3,200
Long Island NY Power Authority
Electric System Revenue VRDO	0.110%	6/7/13 LOC	10,600	10,600
Monroe County NY Industrial Development
Agency Civic Facility Revenue
(Monroe Community College) VRDO	0.140%	6/7/13 LOC	5,005	5,005
Monroe County NY Industrial Development
Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/15	2,000	2,170
Monroe County NY Industrial Development
Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/21	3,815	4,519
Monroe County NY Industrial Development
Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/22	4,315	5,138

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/30	3,500	4,192
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.750%	8/15/35	3,000	3,546
Monroe County NY Industrial Development
Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/40	3,700	4,159
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,827
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	1,850	2,000
Nassau County NY GO	5.000%	10/1/20	9,025	10,659
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	6/7/13	7,080	7,080
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.160%	6/7/13	1,400	1,400
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/21	4,430	5,194
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/22	2,225	2,598
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/27	5,695	6,303
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/31	2,000	2,192
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/37	1,000	1,076
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,411
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,693
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,156
Nassau County NY Tobacco Settlement
Corp. Revenue	5.250%	6/1/26	1,500	1,469
Nassau County NY Tobacco Settlement
Corp. Revenue	5.000%	6/1/35	9,000	7,776
Nassau County NY Tobacco Settlement
Corp. Revenue	5.125%	6/1/46	5,105	4,333
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.210%	6/7/13 LOC	4,120	4,120
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	318
New York City NY GO	5.750%	8/1/13	840	844
New York City NY GO	5.000%	8/1/14	2,500	2,638
New York City NY GO	5.000%	8/1/14	2,800	2,954

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/14	2,330	2,458
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,450
New York City NY GO	5.000%	8/1/16	16,925	19,175
New York City NY GO	5.000%	2/1/17	8,835	10,125
New York City NY GO	5.000%	3/1/17	10,000	11,489
New York City NY GO	5.000%	9/1/17	3,955	4,348
New York City NY GO	5.500%	8/1/20	2,185	2,204
3 New York City NY GO	0.500%	8/1/21	4,650	4,689
3 New York City NY GO	0.590%	8/1/21	6,325	6,392
New York City NY GO	5.000%	8/1/21	5,500	6,652
New York City NY GO	5.000%	8/1/21	1,000	1,111
New York City NY GO	5.000%	8/1/21	2,000	2,367
New York City NY GO	5.250%	9/1/21	8,100	9,626
New York City NY GO	5.000%	8/1/22	4,000	4,760
New York City NY GO	5.000%	8/1/22	10,000	11,276
New York City NY GO	5.000%	8/1/22	4,250	5,001
New York City NY GO	5.250%	8/15/22	10,000	11,850
New York City NY GO	5.250%	9/1/22	17,000	20,164
New York City NY GO	5.000%	10/1/22	2,985	3,458
New York City NY GO	5.000%	8/1/23	5,000	6,059
New York City NY GO	5.000%	11/1/23	3,165	3,364
New York City NY GO	5.000%	4/1/24	15,000	17,880
1 New York City NY GO	5.000%	8/1/24	15,000	18,137
New York City NY GO	5.250%	8/15/24	15,000	17,652
New York City NY GO	5.000%	1/1/25	10,000	11,302
3 New York City NY GO	0.670%	8/1/25	5,500	5,578
New York City NY GO	5.000%	8/1/25	5,500	6,012
New York City NY GO	5.000%	8/1/25	1,630	1,933
New York City NY GO	5.000%	10/1/25	10,000	11,519
New York City NY GO	5.000%	1/1/26	1,360	1,535
New York City NY GO	5.000%	8/1/26	1,575	1,851
New York City NY GO	5.000%	8/15/26	14,500	16,713
New York City NY GO	5.250%	8/15/26	5,100	5,963
New York City NY GO	5.000%	10/1/26	1,515	1,783
New York City NY GO	5.000%	8/1/27	1,295	1,515
New York City NY GO	5.000%	5/15/28	4,500	5,269
New York City NY GO	5.000%	8/1/28	1,915	2,193
New York City NY GO	5.000%	8/1/28	7,000	8,209
New York City NY GO	6.250%	10/15/28	1,035	1,267
New York City NY GO	5.625%	4/1/29	3,000	3,616
New York City NY GO	5.000%	8/1/29	2,500	2,862
New York City NY GO	5.000%	8/1/30	2,185	2,486
New York City NY GO	5.450%	4/1/31	8,500	10,040
New York City NY GO	5.000%	8/1/31	3,000	3,404
New York City NY GO	5.000%	8/1/32	2,985	3,377
New York City NY GO	5.000%	10/1/33	6,500	7,426
New York City NY GO	5.000%	10/1/34	2,000	2,277
New York City NY GO	5.000%	8/1/35	3,500	3,925
New York City NY GO	5.375%	4/1/36	4,000	4,708
New York City NY GO	5.000%	5/15/36	4,250	4,924
New York City NY GO	5.000%	10/1/36	3,000	3,362
New York City NY GO VRDO	0.070%	6/3/13	800	800
New York City NY GO VRDO	0.070%	6/3/13	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,689

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,862
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,751
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,358
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,652
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,569
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,711
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,804
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,767
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,783
New York City NY Industrial Development
Agency Civic Facility Revenue
(Civil Liberties Union) VRDO	0.070%	6/3/13 LOC	13,980	13,980
New York City NY Industrial Development
Agency Civic Facility Revenue
(MSMC Realty Corp. Project) VRDO	0.110%	6/7/13 LOC	2,255	2,255
New York City NY Industrial Development
Agency Civic Facility Revenue
(New York Law School) VRDO	0.110%	6/7/13 LOC	3,200	3,200
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.125%	1/1/29 (12)	1,750	2,003
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	5.000%	1/1/31 (2)	3,140	3,202
New York City NY Industrial Development
Agency PILOT Revenue
(Queens Baseball Stadium Project)	6.375%	1/1/39 (12)	4,000	4,578
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/34 (12)	10,285	4,094
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	0.000%	3/1/35 (12)	4,305	1,597
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	5.000%	3/1/36 (14)	14,300	14,718
New York City NY Industrial Development
Agency PILOT Revenue
(Yankee Stadium Project)	7.000%	3/1/49 (12)	8,000	9,758
New York City NY Industrial Development
Agency Special Facility Revenue
(New York Stock Exchange Project)	5.000%	5/1/29	2,020	2,217
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	65	68
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,685

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,033
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,874
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,712
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,363
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,698
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,326
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,781
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	17,312
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,172
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	935	971
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,324
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	27,060
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,957
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,463
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,094
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,580
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,609
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,686
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,818
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,367
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	17,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,698
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,500	2,726
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	20,000	21,862

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	6/3/13	3,000	3,000
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	6/3/13	1,200	1,200
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,476
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,737
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,294
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,693
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,567
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,175
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,821
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,864
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,863
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	565
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,789
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	563
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,496
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,950
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,614
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,312
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,129
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,676
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,179
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,860
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	3,205	3,230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	155	156
4 New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	2,010	2,026
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,995	4,534
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,411

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,080
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,226
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,986
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,425
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,569
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	8,805	10,484
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,315
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,300
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	12,965	15,175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,333
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,869
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,741
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,734
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,505
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,274
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,359
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,192
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,368
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,226
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.070%	6/3/13	6,630	6,630

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.080%	6/3/13	32,020	32,020
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.100%	6/7/13	3,000	3,000
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.060%	6/3/13 LOC	4,700	4,700
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.080%	6/3/13 LOC	22,250	22,250
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	1,250	1,408
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,667
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,246
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,539
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,512
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,500	14,999
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,184
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,207
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,936
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/42	1,500	1,683
New York GO	5.000%	2/15/39	9,500	10,752
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,591
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	18,499
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,392
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,578
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,697
New York Liberty Development Corp. Revenue	5.000%	11/15/44	19,660	21,131
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,552
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,400
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	11,841
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	19,711
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	60,005	69,743
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,812
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.140%	6/7/13 LOC	1,800	1,800
New York Metropolitan Transportation
Authority Revenue	4.750%	11/15/15 (Prere.)	8,600	9,481
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	2,300	2,590
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	4,500	5,068

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	6.250%	11/15/23	5,000	6,115
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/24	1,000	1,123
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/25	1,000	1,118
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	2,330	2,674
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	10,000	11,558
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/26	3,000	3,334
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27 (14)	2,500	2,775
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	5,000	5,707
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/27	4,945	5,455
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	3,500	3,989
1 New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	2,250	2,473
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/28	4,000	4,395
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/28	1,000	1,138
New York Metropolitan Transportation
Authority Revenue	6.500%	11/15/28	5,000	6,188
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/29	1,000	1,130
1 New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	3,715	4,041
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	1,150	1,295
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/32	1,500	1,670
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	3,000	3,329
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/33	7,000	7,622
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/34	5,000	5,475
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/36	8,800	9,642
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	7,090	7,673
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/38	5,000	5,411
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/38	1,000	1,107
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/40	10,000	11,015
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/41	2,000	2,166
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/42	9,000	9,717

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/46	2,000	2,132
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,765
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,593
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,575
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	4,975	5,749
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31	10,000	11,467
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,670
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17	3,000	3,498
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,654
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,493
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,708
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.000%	11/15/41	10,000	10,813
New York Metropolitan Transportation
Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	43,135
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,541
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,520	14,243
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	3,056
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,212
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,618
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,764
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,817
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,505	5,026
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,852
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/24	3,000	3,506
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/26	1,000	1,155
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/29	4,000	4,573
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/30	1,000	1,137
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	1,000	1,119
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	11,000	12,096

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	559
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,503
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,890
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,633
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,849
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,363
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,115
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	750
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	4,525	5,641
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,383
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13 (ETM)	3,475	3,489
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/13 (Prere.)	5,100	5,121
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,150
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,344
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,500
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,037
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,621
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,651
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.110%	6/7/13	5,190	5,190
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/13	100	100
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/14	160	164
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	265
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	383
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	337
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	370
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	286
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	459
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	345

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	591
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	373
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	632
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	280
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	239
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,412
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,585
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,659
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,435
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,788
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,830
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	14,114
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,133
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.500%	2/15/17	10,000	11,643
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/25 (14)	6,575	7,009
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	2/15/28 (4)	500	570
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	803
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	700
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,075
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	529
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,045
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,103
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,667
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,000	1,083
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/16	1,000	1,114
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/17	1,000	1,133

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	2,000	2,302
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/20	1,000	1,176
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,000	1,160
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.150%	7/1/24 (14)	2,000	2,275
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,309
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,772
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,160
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,156
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,887
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,632
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,763
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,686
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,402
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,175
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	14,429
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/20	2,520	2,993
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/20	3,965	4,339
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/21	1,000	1,196
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/21	4,035	4,379
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/22	1,465	1,743
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/22	4,285	4,615
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	1,000	1,132

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	5,495	5,794
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	11/1/26	1,800	1,898
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	1,000	1,101
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/32	2,500	2,634
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.250%	5/1/34	1,000	1,127
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/39	4,000	4,370
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/41	2,500	2,709
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	750	826
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	600	655
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/38	500	529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,586
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,748
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,506
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,059
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,765
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,491
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,310
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	3,937
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,655
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,488
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	11,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,907
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	8,491

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,834
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,725
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,007
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	842
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	664
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,169
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,074
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	898
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,185
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,590
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	841
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,391
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,175
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	2,923
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,168
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,344
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	6/7/13	10,000	10,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.120%	6/7/13	8,200	8,200
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,792
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,721
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,071
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,479
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,599
1 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,187
1 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,334
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,154
New York State Dormitory Authority Revenue
(St. John’s University)	5.250%	7/1/32 (14)	9,000	10,007
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.100%	6/7/13 LOC	3,600	3,600

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14 (ETM)	16,000	16,800
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,442
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,373
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,824
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,349
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,965
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,365
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,469
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,169
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.070%	6/3/13 LOC	3,500	3,500
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.070%	6/3/13 LOC	3,785	3,785
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,721
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,540
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,831
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,580
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,501
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric &
Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,501
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,512
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,515
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	8/15/14	5,780	6,119
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.000%	8/15/15	1,400	1,514
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/22	4,950	5,701
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	2,000	2,370

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	4,540	4,939
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/25	5,775	6,953
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/31	2,000	2,296
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	4.750%	6/15/32	12,240	13,335
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	6,000	6,239
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/34	5,000	5,199
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/36	1,500	1,713
New York State Environmental Facilities Corp.
Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.000%	6/15/41	4,500	5,084
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,244
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,267
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,274
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,474
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,519
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,955
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water
New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,216
New York State GO	5.000%	3/1/28	14,550	17,319
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,570
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,381
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street) VRDO	0.110%	6/7/13 LOC	11,000	11,000
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,936
New York State Local Government
Assistance Corp. Revenue	5.500%	4/1/17	2,015	2,281
2 New York State Local Government
Assistance Corp. Revenue TOB VRDO	0.120%	6/7/13	795	795
New York State Local Government
Assistance Corp. Revenue VRDO	0.110%	6/7/13	5,100	5,100
New York State Mortgage Agency
Homeowner Mortgage Revenue	2.625%	4/1/41	3,000	3,092

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Mortgage Agency
Homeowner Mortgage Revenue VRDO	0.120%	6/7/13	10,000	10,000
New York State Mortgage Agency
Revenue (NYHELP’s Education Loan)	4.750%	11/1/24	1,840	1,986
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,125
New York State Thruway Authority Revenue	5.000%	1/1/26	10,545	12,321
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,217
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,754
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,546
New York State Thruway Authority Revenue	5.000%	1/1/31	3,000	3,395
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,273
New York State Thruway Authority Revenue	5.000%	1/1/42	10,000	10,872
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,672
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	26,982
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,200
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	11,929
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,768
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,300
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,069
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,285
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,279
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,267
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	6,944
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,788
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,747
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,956
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,698
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,440
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,177
New York State Thruway Authority Revenue
(Second Generation Highway &
Bridge Trust Fund)	5.000%	4/1/17	1,500	1,735
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	13,365
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,118

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,406
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,362
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,509
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,627
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,988
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	4,000	4,656
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,731
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,146
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	8,978
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,591
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,584
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,950	2,011
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,136
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,974
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	351
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	1,084
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,082
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,855
Onondaga County NY Industrial Development
Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.110%	6/7/13 LOC	1,900	1,900
Port Authority of New York &
New Jersey Revenue	5.000%	8/15/28 (4)	10,000	11,247
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/32	6,500	7,297
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/33	6,000	6,494
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/35	6,500	7,244
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/39	10,765	11,867
Port Authority of New York &
New Jersey Revenue	5.000%	10/15/39	1,480	1,655
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,491
2 Port Authority of New York &
New Jersey Revenue TOB VRDO	0.140%	6/7/13	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,921

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,658
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,129
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	10/1/16	3,510	3,940
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/23	345	414
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/24	300	357
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43	1,500	1,651
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,167
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	523
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,043
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,043
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,695
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.110%	6/7/13 LOC	10,315	10,315
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.110%	6/7/13 LOC	7,325	7,325
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.000%	6/1/34	2,965	2,664
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.125%	6/1/42	8,660	7,576
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/14	3,000	3,143
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/15	3,200	3,493
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/16	3,000	3,385
Tobacco Settlement Financing Corp.
New York Revenue	5.000%	6/1/17	3,500	4,043
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/23	1,500	1,805
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/23	4,000	4,791
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/24	4,000	4,744
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/25	2,000	2,360
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/26	2,000	2,349
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/26	15,000	17,567

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/27	5,000	5,822
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	1/1/28	2,500	2,890
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/28	2,675	2,949
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/31	6,990	8,114
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/33	3,385	3,779
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/37	13,310	14,604
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/38	25,000	28,487
2 Triborough Bridge & Tunnel Authority
New York Revenue TOB VRDO	0.140%	6/7/13	4,000	4,000
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.080%	6/3/13 LOC	7,000	7,000
Triborough Bridge & Tunnel Authority
New York Revenue VRDO	0.080%	6/3/13 LOC	1,200	1,200
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,660
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,951
United Nations Development Corp.
New York Revenue	5.000%	7/1/20	3,340	3,882
Westchester County NY GO	4.000%	6/1/14	9,375	9,731
Westchester County NY GO	5.000%	7/1/14	8,930	9,394
Westchester County NY GO	4.000%	6/1/15	9,760	10,479
Westchester County NY GO	5.000%	7/1/15	9,380	10,293
Westchester County NY GO	5.000%	7/1/16	9,850	11,201
Westchester County NY GO	5.000%	7/1/17	10,340	12,113
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,925
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,350
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,467
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,550
Yonkers NY GO	5.000%	10/1/20	1,000	1,166
				3,397,867
Puerto Rico (0.8%)
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,017
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,011
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,180
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,513
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,083
				25,804

New York Long-Term Tax Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,082
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,207
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,451
				8,740
Total Tax-Exempt Municipal Bonds (Cost $3,215,069)				3,432,411
Other Assets and Liabilities (-0.7%)
Other Assets				42,174
Liabilities				(66,997)
				(24,823)
Net Assets (100%)				3,407,588

At May 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,229,541
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(39,209)
Unrealized Appreciation (Depreciation)
Investment Securities				217,342
Futures Contracts				(86)
Net Assets				3,407,588

Investor Shares—Net Assets
Applicable to 41,971,728 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				487,693
Net Asset Value Per Share—Investor Shares				$11.62

Admiral Shares—Net Assets
Applicable to 251,291,613 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,919,895
Net Asset Value Per Share—Admiral Shares				$11.62

See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the aggregate value of these securities was $14,695,000, representing 0.4% of net assets.
3 Adjustable-rate security.
4 Securities with a value of $1,411,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2013
($000)
Investment Income
Income
Interest	60,561
Total Income	60,561
Expenses
The Vanguard Group—Note B
Investment Advisory Services	117
Management and Administrative—Investor Shares	417
Management and Administrative—Admiral Shares	1,366
Marketing and Distribution—Investor Shares	65
Marketing and Distribution—Admiral Shares	270
Custodian Fees	21
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	2,268
Net Investment Income	58,293
Realized Net Gain (Loss)
Investment Securities Sold	11,957
Futures Contracts	(647)
Options on Futures Contracts	(16)
Realized Net Gain (Loss)	11,294
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(132,296)
Futures Contracts	(76)
Change in Unrealized Appreciation (Depreciation)	(132,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,785)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,293	116,049
Realized Net Gain (Loss)	11,294	9,627
Change in Unrealized Appreciation (Depreciation)	(132,372)	212,278
Net Increase (Decrease) in Net Assets Resulting from Operations	(62,785)	337,954
Distributions
Net Investment Income
Investor Shares	(8,448)	(18,082)
Admiral Shares	(49,845)	(97,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(58,293)	(116,049)
Capital Share Transactions
Investor Shares	(22,113)	(5,503)
Admiral Shares	53,218	255,682
Net Increase (Decrease) from Capital Share Transactions	31,105	250,179
Total Increase (Decrease)	(89,973)	472,084
Net Assets
Beginning of Period	3,497,561	3,025,477
End of Period	3,407,588	3,497,561

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.03	$11.24	$11.04	$11.01	$10.13	$11.09
Investment Operations
Net Investment Income	.195	. 405	. 420	. 429	. 442	. 463
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	.790	. 200	. 032	. 880	(. 960)
Total from Investment Operations	(. 215)	1.195	. 620	. 461	1.322	(. 497)
Distributions
Dividends from Net Investment Income	(.195)	(. 405)	(. 420)	(. 429)	(. 442)	(. 463)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.195)	(. 405)	(. 420)	(. 429)	(. 442)	(. 463)
Net Asset Value, End of Period	$11.62	$12.03	$11.24	$11.04	$11.01	$10.13

Total Return[1]	-1.79%	10.80%	5.77%	4.20%	13.26%	-4.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$488	$528	$498	$596	$732	$639
Ratio of Total Expenses to Average
Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.32%	3.48%	3.82%	3.84%	4.13%	4.28%
Portfolio Turnover Rate	15%	16%	22%	29%	29%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.03	$11.24	$11.04	$11.01	$10.13	$11.09
Investment Operations
Net Investment Income	. 200	. 414	. 428	. 438	. 451	. 470
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	.790	. 200	. 032	. 880	(. 960)
Total from Investment Operations	(. 210)	1.204	. 628	. 470	1.331	(. 490)
Distributions
Dividends from Net Investment Income	(. 200)	(. 414)	(. 428)	(. 438)	(. 451)	(. 470)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 200)	(. 414)	(. 428)	(. 438)	(. 451)	(. 470)
Net Asset Value, End of Period	$11.62	$12.03	$11.24	$11.04	$11.01	$10.13

Total Return[1]	-1.75%	10.89%	5.85%	4.28%	13.35%	-4.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,920	$2,970	$2,527	$2,448	$2,253	$1,963
Ratio of Total Expenses to Average
Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.40%	3.56%	3.90%	3.92%	4.21%	4.35%
Portfolio Turnover Rate	15%	16%	22%	29%	29%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2013, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on quarterly average aggregate settlement values.

Options on futures contracts are also valued based upon their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

New York Long-Term Tax Exempt Fund

During the six months ended May 31, 2013, the fund’s average value of options written and options purchased represented 0% and less than 1% of net assets, respectively, based on quarterly average market values. The fund had no open options on futures contracts at May 31, 2013.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2009–2012), and for the period ended May 31, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2013, the fund had contributed capital of $425,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

New York Long-Term Tax Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,432,411	—
Futures Contracts—Assets[1]	221	—	—
Futures Contracts—Liabilities[1]	(443)	—	—
Total	(222)	3,432,411	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	1,432	185,041	(204)
30-Year U.S. Treasury Bond	September 2013	(413)	(57,833)	118

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2012, the fund had available capital losses totaling $49,920,000 to offset future net capital gains of $10,919,000 through November 30, 2015, $31,547,000 through November 30, 2017, and $7,454,000 through November 30, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At May 31, 2013, the cost of investment securities for tax purposes was $3,215,662,000. Net unrealized appreciation of investment securities for tax purposes was $216,749,000, consisting of unrealized gains of $227,360,000 on securities that had risen in value since their purchase and $10,611,000 in unrealized losses on securities that had fallen in value since their purchase.

New York Long-Term Tax Exempt Fund

F. During the six months ended May 31, 2013, the fund purchased $299,431,000 of investment securities and sold $235,247,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2013	November 30, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	63,974	5,408	126,793	10,892
Issued in Lieu of Cash Distributions	6,607	561	14,205	1,216
Redeemed	(92,694)	(7,859)	(146,501)	(12,578)
Net Increase (Decrease) —Investor Shares	(22,113)	(1,890)	(5,503)	(470)
Admiral Shares
Issued	299,122	25,324	483,018	41,444
Issued in Lieu of Cash Distributions	35,924	3,053	71,043	6,077
Redeemed	(281,828)	(23,883)	(298,379)	(25,563)
Net Increase (Decrease) —Admiral Shares	53,218	4,494	255,682	21,958

H. In preparing the financial statements as of May 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2012	5/31/2013	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.10	$0.70
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$982.08	$0.99
Admiral Shares	1,000.00	982.47	0.59
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.23	$0.71
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.14%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the New York Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior Management Team
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.